General information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Disclosure of general information [line items]
Name of Reporting Entity or Other Means of Identification	Banco BBVA Argentina S.A.
Legal Form of Entity	sociedad anónima
Country of Incorporation	Argentina
Nature of Entitys Operations and Principal Activities	universal bank
Name of Ultimate Parent of Group	Bilbao Vizcaya Argentaria, S.A.
Number of National Branches	243 national branches
Percentage of Share Capital of Controlling Entity	66.55
Difference between official exchange rate and alternative exchange rate percentage	90.00%	83.00%	110.00%